Fair Value Measurements Fair Value Measurements - Reported (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 04, 2015	Dec. 31, 2014
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 5,255		$ 635
SMR liability	100
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	5,212		$ 636
SMR liability	$ 99
MarkWest [Member] | Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt assumed in MarkWest Merger		$ 4,100